Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Conservative Portfolio - Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Conservative Portfolio - Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Capital Allocation Conservative Portfolio - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Capital Allocation Conservative Portfolio - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Conservative Portfolio - Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Conservative Portfolio - Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Capital Allocation Conservative Portfolio - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Capital Allocation Conservative Portfolio - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Columbia Capital Allocation Conservative Portfolio - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Capital Allocation Moderate Portfolio - Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Portfolio - Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Columbia Capital Allocation Moderate Portfolio - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Columbia Capital Allocation Moderate Portfolio - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Capital Allocation Moderate Portfolio - Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Portfolio - Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Columbia Capital Allocation Moderate Portfolio - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Columbia Capital Allocation Moderate Portfolio - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Columbia Capital Allocation Moderate Portfolio - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Columbia Capital Allocation Moderate Portfolio - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio - Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Capital Allocation Aggressive Portfolio - Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Capital Allocation Aggressive Portfolio - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Capital Allocation Aggressive Portfolio - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio - Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Capital Allocation Aggressive Portfolio - Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Capital Allocation Aggressive Portfolio - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Capital Allocation Aggressive Portfolio - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Capital Allocation Aggressive Portfolio - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Capital Allocation Aggressive Portfolio - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio - Class R | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Capital Allocation Aggressive Portfolio - Class R | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Columbia Capital Allocation Aggressive Portfolio - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Capital Allocation Aggressive Portfolio - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%